Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	ALTSHARES TRUST
Entity Central Index Key	0001779306
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 31, 2022
Document Effective Date	Jan. 31, 2022
Prospectus Date	Sep. 30, 2021
AltShares Merger Arbitrage ETF | AltShares Merger Arbitrage ETF
Prospectus:
Trading Symbol	ARB